Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 96,270	$ 44,984
Ending Balance	303,682	96,270
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	102,850	47,697
Additions	218,322	33,147
Additions from acquisitions	6,086	23,352
Disposal of consolidated entity	(7,802)
Transfers/disposals	(1,625)	(1,346)
Ending Balance	317,831	102,850
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,580	2,713
Depreciation	8,725	4,146
Disposal of consolidated entity	(840)
Transfers/disposals	(316)	(279)
Ending Balance	14,149	6,580
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,181	958
Additions	1,219	886
Additions from acquisitions		313
Disposal of consolidated entity	(101)
Transfers/disposals	942	2,024
Ending Balance	6,241	4,181
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	889	255
Depreciation	1,043	516
Disposal of consolidated entity	(31)
Transfers/disposals	(1)	118
Ending Balance	1,900	889
Office/Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	831	935
Additions	626	536
Additions from acquisitions		408
Disposal of consolidated entity	(16)
Transfers/disposals	279	(1,048)
Ending Balance	1,720	831
Office/Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	82	157
Depreciation	404	266
Disposal of consolidated entity	(5)
Transfers/disposals	(2)	(341)
Ending Balance	479	82
Furniture and Fixtures | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	875	2,428
Additions	348	1,343
Additions from acquisitions	109	26
Transfers/disposals	49	(2,922)
Ending Balance	1,381	875
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	82	223
Depreciation	137	356
Transfers/disposals	(1)	(497)
Ending Balance	218	82
Production Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	11,132	1,543
Additions	4,511	1,668
Additions from acquisitions	468	3,789
Disposal of consolidated entity	(2,619)
Transfers/disposals	15,272	4,132
Ending Balance	28,764	11,132
Production Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,038	139
Depreciation	2,539	279
Disposal of consolidated entity	(587)
Transfers/disposals	(260)	620
Ending Balance	2,730	1,038
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	17,155	37,620
Additions	338	2,972
Additions from acquisitions		229
Transfers/disposals	4,989	(23,666)
Ending Balance	22,482	17,155
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,930	1,714
Depreciation	1,510	2,455
Transfers/disposals	12	(2,239)
Ending Balance	3,452	1,930
Building and Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	43,449	136
Additions	3,799	6,551
Additions from acquisitions		12,449
Disposal of consolidated entity	(5,066)
Transfers/disposals	25,331	24,313
Ending Balance	67,513	43,449
Building and Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,182	14
Depreciation	2,920	156
Disposal of consolidated entity	(217)
Transfers/disposals	(64)	2,012
Ending Balance	4,821	2,182
Greenhouse and Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,528	2,951
Additions	106
Transfers/disposals	461	577
Ending Balance	4,095	3,528
Greenhouse and Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	358	211
Depreciation	155	118
Transfers/disposals		29
Ending Balance	513	358
Land and Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,397	723
Additions	5,728	420
Additions from acquisitions	345	1,000
Transfers/disposals		254
Ending Balance	8,470	2,397
Land and Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	19
Depreciation	11
Transfers/disposals		19
Ending Balance	30	19
Warehouse Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	138
Transfers/disposals	29
Ending Balance	167
Warehouse Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation	6
Ending Balance	6
Assets in Process
Disclosure Of Property Plant And Equipment [Line Items]
Additions	201,509	18,771
Assets in Process | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	19,302	403
Additions	201,509	18,771
Additions from acquisitions	5,164	5,138
Transfers/disposals	(48,977)	(5,010)
Ending Balance	$ 176,998	$ 19,302